Subsequent Events (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014 M	Jan. 31, 2014
Subsequent Events 1		6.00%
Subsequent Events 2		$ 1,033,796
Subsequent Events 3		828,704
Subsequent Events 4		76,388
Subsequent Events 5		128,704
Subsequent Events 6		1,033,796
Subsequent Events 7		6.00%
Subsequent Events 8		3,000,000
Subsequent Events 9		90.00%
Subsequent Events 1	6,159,482
Subsequent Events 2	246
Subsequent Events 3	25,000
Subsequent Events 4	6.00%
Subsequent Events 5	25,000
Subsequent Events 6	166,667
Subsequent Events 7	$ 0.15
Subsequent Events 8	4,943,750
Subsequent Events 9	1,094,159
Subsequent Events 10	1,215,732
Subsequent Events 11	90.00%
Subsequent Events 12	$ 0.075
Subsequent Events 13	6.00%
Subsequent Events 14	$ 0.15
Subsequent Events 15	24
Subsequent Events 16	$ 0.40
Subsequent Events 17	8.00%
Subsequent Events 18	8.00%
Subsequent Events 19	100.00%
Subsequent Events 20	400,000
Subsequent Events 21	50,400,000
Subsequent Events 22	20.00%
Subsequent Events 23	$ 0.128
Subsequent Events 24	10,820,000
Subsequent Events 25	0.128
Subsequent Events 26	1,000,000
Subsequent Events 27	0.15
Subsequent Events 28	60,210
Subsequent Events 29	$ 5,000